Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions
Schedule of combined remuneration package of key management
	Years ended December 31,
Thousands of euros	2017	2016	2015
Short-term benefits	1,823	1,600	1,387
Post-employment benefits	94	87	86
Share-based payments	674	470	104
Total	2,591	2,157	1,577

Schedule of compensation to independent directors
	As at December 31,
Thousands of euros	2017	2016	2015
Short-term benefits	234	158	173
Share-based payments	52	39	—

Total	286	197	173